Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Beginning Balance, Cost	$ 236	$ 54
Additions, Cost	304	182
Exchange rate deference, Cost	(41)
Ending Balance, Cost	499	236
Accumulated depreciation
Beginning Balance, Accumulated depreciation	34	9
Depreciation, Accumulated depreciation	61	25
Exchange rate deference, Accumulated depreciation	(7)
Ending Balance, Accumulated depreciation	88	34
Net book value:
Ending Balance, Net book value	411	202
Computers [Member]
Cost
Beginning Balance, Cost	84	22
Additions, Cost	43	62
Exchange rate deference, Cost	(6)
Ending Balance, Cost	121	84
Accumulated depreciation
Beginning Balance, Accumulated depreciation	22	7
Depreciation, Accumulated depreciation	33	15
Exchange rate deference, Accumulated depreciation	(4)
Ending Balance, Accumulated depreciation	51	22
Net book value:
Ending Balance, Net book value	70	62
Leasehold improvements [Member]
Cost
Beginning Balance, Cost	7	7
Additions, Cost	30	0
Exchange rate deference, Cost	(4)
Ending Balance, Cost	33	7
Accumulated depreciation
Beginning Balance, Accumulated depreciation	1		[1]
Depreciation, Accumulated depreciation	3	1
Ending Balance, Accumulated depreciation	4	1
Net book value:
Ending Balance, Net book value	29	6
Development equipment [Member]
Cost
Beginning Balance, Cost	64	6
Additions, Cost	191	58
Exchange rate deference, Cost	(26)
Ending Balance, Cost	229	64
Accumulated depreciation
Beginning Balance, Accumulated depreciation	8	1
Depreciation, Accumulated depreciation	19	7
Exchange rate deference, Accumulated depreciation	(2)
Ending Balance, Accumulated depreciation	25	8
Net book value:
Ending Balance, Net book value	204	56
Furniture and office equipment [Member]
Cost
Beginning Balance, Cost	81	19
Additions, Cost	40	62
Exchange rate deference, Cost	(5)
Ending Balance, Cost	116	81
Accumulated depreciation
Beginning Balance, Accumulated depreciation	3	1
Depreciation, Accumulated depreciation	6	2
Exchange rate deference, Accumulated depreciation	(1)
Ending Balance, Accumulated depreciation	8	3
Net book value:
Ending Balance, Net book value	$ 108	$ 78

[1]	Less than one thousand dollars